united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)
Donoghue Forlines Dividend Fund

Class A (PWDAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$225	2.25%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by the rally in equity markets and risk measures deployed at the end of 2023. During volatile periods for value equities during the 4th quarter of 2023, our defensive signals triggered to move 50% of the portfolio into short-term treasury ETFs. By the end of the year, a subsequent buy signal was triggered, and portfolio moved back to 100% equities where it remained for the remainder of the time period. The Fund took advantage of the equity rally in 2024. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. The value category was more challenged than growth during the time period.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Dividend Fund
Donoghue Forlines Dividend Fund - with load
Russell 1000® Total Return Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$32,504
$22,057
$12,522
$11,892
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Donoghue Forlines Dividend Fund	Donoghue Forlines Dividend Fund - with load	Russell 1000® Total Return Index	Russell 1000® Value Index
06/30/14	$10,000	$9,497	$10,000	$10,000
06/30/15	$9,919	$9,420	$10,737	$10,413
06/30/16	$10,292	$9,774	$11,052	$10,711
06/30/17	$11,315	$10,746	$13,044	$12,375
06/30/18	$11,502	$10,923	$14,941	$13,213
06/30/19	$10,832	$10,287	$16,438	$14,331
06/30/20	$9,156	$8,695	$17,667	$13,064
06/30/21	$12,483	$11,855	$25,277	$18,771
06/30/22	$11,881	$11,283	$21,982	$17,491
06/30/23	$11,547	$10,967	$26,239	$19,510
06/30/24	$12,522	$11,892	$32,504	$22,057

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Dividend Fund
Without Load	8.44%	2.94%	2.27%
With Load	3.03%	1.90%	1.75%
Russell 1000® Total Return Index	23.88%	14.61%	12.51%
Russell 1000® Value Index	13.06%	9.01%	8.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,170,400
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$252,382
  Portfolio Turnover285%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.0%
Reit	3.7%
Short-Term Investments	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 18.0%
Technology 16.0%
Health Care 14.0%
Industrials 13.8%
Collateral for Securities Loaned 11.0%
Energy 8.0%
Consumer Discretionary 7.7%
Consumer Staples 5.9%
Utilities 5.7%
Real Estate 4.1%
Materials 3.7%
Communications 2.0%
Money Market Funds 1.6%
Liabilities in Excess of Other Assets -11.5%

Value	Value
Liabilities in Excess of Other Assets	-11.5%
Money Market Funds	1.6%
Communications	2.0%
Materials	3.7%
Real Estate	4.1%
Utilities	5.7%
Consumer Staples	5.9%
Consumer Discretionary	7.7%
Energy	8.0%
Collateral for Securities Loaned	11.0%
Industrials	13.8%
Health Care	14.0%
Technology	16.0%
Financials	18.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Synchrony Financial	2.2%
Gilead Sciences, Inc.	2.2%
International Business Machines Corporation	2.1%
Williams Companies, Inc.	2.1%
CH Robinson Worldwide, Inc.	2.1%
Cisco Systems, Inc.	2.1%
VF Corporation	2.1%
3M Company	2.1%
Lamar Advertising Company - Class A	2.1%
Coca-Cola Company (The)	2.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Dividend Fund - Class A (PWDAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-PWDAX

Donoghue Forlines Dividend Fund

Class C (PWDCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$300	3.00%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by the rally in equity markets and risk measures deployed at the end of 2023. During volatile periods for value equities during the 4th quarter of 2023, our defensive signals triggered to move 50% of the portfolio into short-term treasury ETFs. By the end of the year, a subsequent buy signal was triggered, and portfolio moved back to 100% equities where it remained for the remainder of the time period. The Fund took advantage of the equity rally in 2024. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. The value category was more challenged than growth during the time period.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Dividend Fund
Russell 1000® Total Return Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$30,720
$21,101
$11,206
Nov-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Dividend Fund	Russell 1000® Total Return Index	Russell 1000® Value Index
Nov-2014	$10,000	$10,000	$10,000
Jun-2015	$9,504	$10,147	$9,962
Jun-2016	$9,787	$10,445	$10,247
Jun-2017	$10,674	$12,328	$11,838
Jun-2018	$10,774	$14,121	$12,640
Jun-2019	$10,073	$15,535	$13,710
Jun-2020	$8,445	$16,697	$12,498
Jun-2021	$11,437	$23,889	$17,958
Jun-2022	$10,798	$20,775	$16,733
Jun-2023	$10,411	$24,798	$18,664
Jun-2024	$11,206	$30,720	$21,101

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 25, 2014)
Donoghue Forlines Dividend Fund	7.63%	2.16%	1.19%
Russell 1000® Total Return Index	23.88%	14.61%	12.41%
Russell 1000® Value Index	13.06%	9.01%	8.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,170,400
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$252,382
  Portfolio Turnover285%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.0%
Reit	3.7%
Short-Term Investments	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.5%
Money Market Funds	1.6%
Communications	2.0%
Materials	3.7%
Real Estate	4.1%
Utilities	5.7%
Consumer Staples	5.9%
Consumer Discretionary	7.7%
Energy	8.0%
Collateral for Securities Loaned	11.0%
Industrials	13.8%
Health Care	14.0%
Technology	16.0%
Financials	18.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Synchrony Financial	2.2%
Gilead Sciences, Inc.	2.2%
International Business Machines Corporation	2.1%
Williams Companies, Inc.	2.1%
CH Robinson Worldwide, Inc.	2.1%
Cisco Systems, Inc.	2.1%
VF Corporation	2.1%
3M Company	2.1%
Lamar Advertising Company - Class A	2.1%
Coca-Cola Company (The)	2.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Dividend Fund - Class C (PWDCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-PWDCX

Donoghue Forlines Dividend Fund

Class I (PWDIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$200	2.00%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by the rally in equity markets and risk measures deployed at the end of 2023. During volatile periods for value equities during the 4th quarter of 2023, our defensive signals triggered to move 50% of the portfolio into short-term treasury ETFs. By the end of the year, a subsequent buy signal was triggered, and portfolio moved back to 100% equities where it remained for the remainder of the time period. The Fund took advantage of the equity rally in 2024. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. The value category was more challenged than growth during the time period.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Dividend Fund
Russell 1000® Total Return Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$32,504
$22,057
$12,844
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Dividend Fund	Russell 1000® Total Return Index	Russell 1000® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,941	$10,737	$10,413
Jun-2016	$10,344	$11,052	$10,711
Jun-2017	$11,398	$13,044	$12,375
Jun-2018	$11,617	$14,941	$13,213
Jun-2019	$10,965	$16,438	$14,331
Jun-2020	$9,300	$17,667	$13,064
Jun-2021	$12,703	$25,277	$18,771
Jun-2022	$12,119	$21,982	$17,491
Jun-2023	$11,809	$26,239	$19,510
Jun-2024	$12,844	$32,504	$22,057

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Dividend Fund	8.76%	3.21%	2.53%
Russell 1000® Total Return Index	23.88%	14.61%	12.51%
Russell 1000® Value Index	13.06%	9.01%	8.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,170,400
  Number of Portfolio Holdings53
  Advisory Fee (net of waivers)$252,382
  Portfolio Turnover285%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.0%
Reit	3.7%
Short-Term Investments	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.5%
Money Market Funds	1.6%
Communications	2.0%
Materials	3.7%
Real Estate	4.1%
Utilities	5.7%
Consumer Staples	5.9%
Consumer Discretionary	7.7%
Energy	8.0%
Collateral for Securities Loaned	11.0%
Industrials	13.8%
Health Care	14.0%
Technology	16.0%
Financials	18.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Synchrony Financial	2.2%
Gilead Sciences, Inc.	2.2%
International Business Machines Corporation	2.1%
Williams Companies, Inc.	2.1%
CH Robinson Worldwide, Inc.	2.1%
Cisco Systems, Inc.	2.1%
VF Corporation	2.1%
3M Company	2.1%
Lamar Advertising Company - Class A	2.1%
Coca-Cola Company (The)	2.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Dividend Fund - Class I (PWDIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-PWDIX

Donoghue Forlines Momentum Fund

Class A (MOJAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$225	2.25%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by the rally in equity markets, specifically the rally in growth and momentum stocks. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. Growth and momentum categories outperformed during the time period.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Momentum Fund
Donoghue Forlines Momentum Fund - with load
Russell 1000® Total Return Index
$30,000
$20,000
$10,000
$0
$26,942
$16,148
15,219
12/23/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Donoghue Forlines Momentum Fund	Donoghue Forlines Momentum Fund - with load	Russell 1000® Total Return Index
12/23/16	$10,000	$9,425	$10,000
06/30/17	$10,214	9,627	$10,812
06/30/18	$11,132	10,492	$12,384
06/30/19	$11,506	10,845	$13,625
06/30/20	$8,976	8,460	$14,644
06/30/21	$14,251	13,432	$20,952
06/30/22	$12,134	11,436	$18,221
06/30/23	$12,585	11,862	$21,749
06/30/24	$16,148	15,219	$26,942

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/23/2016)
Donoghue Forlines Momentum Fund
Without Load	28.31%	7.01%	6.58%
With Load	20.97%	5.76%	5.75%
Russell 1000® Total Return Index	23.88%	14.61%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$10,080,529
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$21,239
Portfolio Turnover	214%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.2%
Reit	1.9%
Short-Term Investments	11.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.2%
Health Care
11.5%
Industrials
11.0%
Collateral for Securities Loaned
10.6%
Communications
10.1%
Consumer Discretionary
9.4%
Financials
9.4%
Consumer Staples
4.1%
Energy
3.8%
Materials
3.7%
Money Market Funds
2.7%
Real Estate
2.2%
Utilities
1.9%
Liabilities in Excess of Other Assets
-11.6%

Value	Value
Liabilities in Excess of Other Assets	-11.6%
Utilities	1.9%
Real Estate	2.2%
Money Market Funds	2.7%
Materials	3.7%
Energy	3.8%
Consumer Staples	4.1%
Financials	9.4%
Consumer Discretionary	9.4%
Communications	10.1%
Collateral for Securities Loaned	10.6%
Industrials	11.0%
Health Care	11.5%
Technology	31.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Crowdstrike Holdings, Inc. - Class A	2.4%
Broadcom, Inc.	2.3%
Arista Networks, Inc.	2.3%
Palo Alto Networks, Inc.	2.2%
Lam Research Corporation	2.2%
NVIDIA Corporation	2.2%
Iron Mountain, Inc.	2.2%
Applied Materials, Inc.	2.1%
KLA Corporation	2.1%
Meta Platforms, Inc. - Class A	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Momentum Fund - Class A (MOJAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MOJAX

Donoghue Forlines Momentum Fund

Class C (MOJCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$300	3.00%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by the rally in equity markets, specifically the rally in growth and momentum stocks. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. Growth and momentum categories outperformed during the time period.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Momentum Fund
Russell 1000® Total Return Index
$30,000
$20,000
$10,000
$0
$26,942
$15,280
Dec-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Momentum Fund	Russell 1000® Total Return Index
Dec-2016	$10,000	$10,000
Jun-2017	$10,184	$10,812
Jun-2018	$11,021	$12,384
Jun-2019	$11,301	$13,625
Jun-2020	$8,747	$14,644
Jun-2021	$13,786	$20,952
Jun-2022	$11,654	$18,221
Jun-2023	$11,990	$21,749
Jun-2024	$15,280	$26,942

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/23/2016)
Donoghue Forlines Momentum Fund	27.44%	6.22%	5.80%
Russell 1000® Total Return Index	23.88%	14.61%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$10,080,529
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$21,239
Portfolio Turnover	214%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.2%
Reit	1.9%
Short-Term Investments	11.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.6%
Utilities	1.9%
Real Estate	2.2%
Money Market Funds	2.7%
Materials	3.7%
Energy	3.8%
Consumer Staples	4.1%
Financials	9.4%
Consumer Discretionary	9.4%
Communications	10.1%
Collateral for Securities Loaned	10.6%
Industrials	11.0%
Health Care	11.5%
Technology	31.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Crowdstrike Holdings, Inc. - Class A	2.4%
Broadcom, Inc.	2.3%
Arista Networks, Inc.	2.3%
Palo Alto Networks, Inc.	2.2%
Lam Research Corporation	2.2%
NVIDIA Corporation	2.2%
Iron Mountain, Inc.	2.2%
Applied Materials, Inc.	2.1%
KLA Corporation	2.1%
Meta Platforms, Inc. - Class A	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Momentum Fund - Class C (MOJCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MOJCX

Donoghue Forlines Momentum Fund

Class I (MOJOX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$200	2.00%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by the rally in equity markets, specifically the rally in growth and momentum stocks. The Fund was 100% allocated to equites for the entire period and took advantage of the environment. Stock selection, engineered by our proprietary quantitative methodology, played a large role in the performance of the Fund. Growth and momentum categories outperformed during the time period.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Momentum Fund
Russell 1000® Total Return Index
$30,000
$20,000
$10,000
$0
$26,942
$16,457
Dec-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Momentum Fund	Russell 1000® Total Return Index
Dec-2016	$10,000	$10,000
Jun-2017	$10,228	$10,812
Jun-2018	$11,180	$12,384
Jun-2019	$11,575	$13,625
Jun-2020	$9,063	$14,644
Jun-2021	$14,417	$20,952
Jun-2022	$12,308	$18,221
Jun-2023	$12,795	$21,749
Jun-2024	$16,457	$26,942

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/23/2016)
Donoghue Forlines Momentum Fund	28.62%	7.29%	6.85%
Russell 1000® Total Return Index	23.88%	14.61%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$10,080,529
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$21,239
Portfolio Turnover	214%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.2%
Reit	1.9%
Short-Term Investments	11.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.6%
Utilities	1.9%
Real Estate	2.2%
Money Market Funds	2.7%
Materials	3.7%
Energy	3.8%
Consumer Staples	4.1%
Financials	9.4%
Consumer Discretionary	9.4%
Communications	10.1%
Collateral for Securities Loaned	10.6%
Industrials	11.0%
Health Care	11.5%
Technology	31.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Crowdstrike Holdings, Inc. - Class A	2.4%
Broadcom, Inc.	2.3%
Arista Networks, Inc.	2.3%
Palo Alto Networks, Inc.	2.2%
Lam Research Corporation	2.2%
NVIDIA Corporation	2.2%
Iron Mountain, Inc.	2.2%
Applied Materials, Inc.	2.1%
KLA Corporation	2.1%
Meta Platforms, Inc. - Class A	2.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Momentum Fund - Class I (MOJOX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MOJOX

Donoghue Forlines Risk Managed Income Fund

Class A (FLOAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.37%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by a good environment for credit and a choppy rate environment. We allocated to bank loans and high yields for the majority of the period and were able to take advantage of the sanguine risk environment. We had a number of shorter-term signals where we implemented defensive measures to a portion of the portfolio and moved to near cash positions.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to produce income and perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Risk Managed Income Fund
Donoghue Forlines Risk Managed Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
S&P LSTA U.S. Leveraged Loan 100 Index TR
$15,000
$10,000
$5,000
$0
$13,710
$12,135
$11,524
$10,498
12/27/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Donoghue Forlines Risk Managed Income Fund	Donoghue Forlines Risk Managed Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	S&P LSTA U.S. Leveraged Loan 100 Index TR
12/27/17	$10,000	$9,497	$10,000	$10,000
06/30/18	$10,017	$9,513	$9,845	$10,189
06/30/19	$10,378	$9,856	$10,620	$10,619
06/30/20	$10,156	$9,645	$11,548	$10,570
06/30/21	$11,096	$10,537	$11,510	$11,560
06/30/22	$10,859	$10,312	$10,325	$11,072
06/30/23	$11,101	$10,542	$10,228	$12,376
06/30/24	$12,135	$11,524	$10,498	$13,710

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$88,326,990
Number of Portfolio Holdings	10
Advisory Fee	$483,823
Portfolio Turnover	126%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2017)
Donoghue Forlines Risk Managed Income Fund
Without Load	9.31%	3.18%	3.02%
With Load	3.81%	2.13%	2.20%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.75%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.97%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	3.8%
Fixed Income	98.1%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.6%
Open End Funds	48.2%
Short-Term Investments	4.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	17.9%
Invesco Senior Loan ETF	16.5%
SPDR Blackstone Senior Loan ETF	14.3%
Virtus Seix Floating Rate High Income Fund - Class I	13.0%
Eaton Vance Floating-Rate Advantaged Fund - Class I	13.0%
Lord Abbett Floating Rate Fund - Class I	13.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.2%
John Hancock Floating Rate Income Fund - Class I	5.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Risk Managed Income Fund - Class A (FLOAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-FLOAX

Donoghue Forlines Risk Managed Income Fund

Class C (FLOCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.12%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by a good environment for credit and a choppy rate environment. We allocated to bank loans and high yields for the majority of the period and were able to take advantage of the sanguine risk environment. We had a number of shorter-term signals where we implemented defensive measures to a portion of the portfolio and moved to near cash positions.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to produce income and perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Risk Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P LSTA U.S. Leveraged Loan 100 Index TR
$15,000
$10,000
$5,000
$0
$13,710
$11,381
$10,498
Dec-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Risk Managed Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P LSTA U.S. Leveraged Loan 100 Index TR
Dec-2017	$10,000	$10,000	$10,000
Jun-2018	$9,989	$9,845	$10,189
Jun-2019	$10,324	$10,620	$10,619
Jun-2020	$10,020	$11,548	$10,570
Jun-2021	$10,869	$11,510	$11,560
Jun-2022	$10,561	$10,325	$11,072
Jun-2023	$10,632	$10,228	$12,376
Jun-2024	$11,381	$10,498	$13,710

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$88,326,990
Number of Portfolio Holdings	10
Advisory Fee	$483,823
Portfolio Turnover	126%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/27/2017)
Donoghue Forlines Risk Managed Income Fund	7.04%	1.97%	2.01%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.75%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.97%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	3.8%
Fixed Income	98.1%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.6%
Open End Funds	48.2%
Short-Term Investments	4.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	17.9%
Invesco Senior Loan ETF	16.5%
SPDR Blackstone Senior Loan ETF	14.3%
Virtus Seix Floating Rate High Income Fund - Class I	13.0%
Eaton Vance Floating-Rate Advantaged Fund - Class I	13.0%
Lord Abbett Floating Rate Fund - Class I	13.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.2%
John Hancock Floating Rate Income Fund - Class I	5.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Risk Managed Income Fund - Class C (FLOCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-FLOCX

Donoghue Forlines Risk Managed Income Fund

Class I (FLOTX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.12%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by a good environment for credit and a choppy rate environment. We allocated to bank loans and high yields for the majority of the period and were able to take advantage of the sanguine risk environment. We had a number of shorter-term signals where we implemented defensive measures to a portion of the portfolio and moved to near cash positions.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to produce income and perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Risk Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P LSTA U.S. Leveraged Loan 100 Index TR
$15,000
$10,000
$5,000
$0
$13,710
$12,134
$10,498
Dec-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Risk Managed Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P LSTA U.S. Leveraged Loan 100 Index TR
Dec-2017	$10,000	$10,000	$10,000
Jun-2018	$10,066	$9,845	$10,189
Jun-2019	$10,462	$10,620	$10,619
Jun-2020	$10,260	$11,548	$10,570
Jun-2021	$11,246	$11,510	$11,560
Jun-2022	$11,026	$10,325	$11,072
Jun-2023	$11,210	$10,228	$12,376
Jun-2024	$12,134	$10,498	$13,710

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$88,326,990
Number of Portfolio Holdings	10
Advisory Fee	$483,823
Portfolio Turnover	126%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/27/2017)
Donoghue Forlines Risk Managed Income Fund	8.24%	3.01%	3.02%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.75%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.97%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.4%
Money Market Funds	0.5%
Collateral for Securities Loaned	3.8%
Fixed Income	98.1%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.6%
Open End Funds	48.2%
Short-Term Investments	4.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	17.9%
Invesco Senior Loan ETF	16.5%
SPDR Blackstone Senior Loan ETF	14.3%
Virtus Seix Floating Rate High Income Fund - Class I	13.0%
Eaton Vance Floating-Rate Advantaged Fund - Class I	13.0%
Lord Abbett Floating Rate Fund - Class I	13.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.2%
John Hancock Floating Rate Income Fund - Class I	5.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Risk Managed Income Fund - Class I (FLOTX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-FLOTX

Donoghue Forlines Tactical Allocation Fund

Class A (GTAAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.34%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by the continued rally in risk assets. The Fund allocated to equities and shorter duration credit to take advantage of the sanguine risk environment. The market continues to be volatile since the 2020 COVID crisis and we expect macroeconomic distortions to continue in near future. The Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Allocation Fund
Donoghue Forlines Tactical Allocation Fund - with load
MSCI ACWI Net
HFRU Hedge Fund Composite Index
$20,000
$15,000
$10,000
$5,000
$0
$17,832
$11,685
$11,486
$11,097
04/06/18
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Donoghue Forlines Tactical Allocation Fund	Donoghue Forlines Tactical Allocation Fund - with load	MSCI ACWI Net	HFRU Hedge Fund Composite Index
04/06/18	$10,000	$9,497	$10,000	$10,000
06/30/18	$9,915	$9,416	$10,118	$10,008
06/30/19	$10,009	$9,505	$10,700	$10,034
06/30/20	$9,336	$8,866	$10,926	$9,830
06/30/21	$11,328	$10,758	$15,215	$11,021
06/30/22	$9,642	$9,157	$12,819	$10,428
06/30/23	$10,459	$9,932	$14,938	$10,824
06/30/24	$11,685	$11,097	$17,832	$11,486

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2018)
Donoghue Forlines Tactical Allocation Fund
Without Load	11.73%	3.15%	2.53%
With Load	6.13%	2.08%	1.68%
MSCI ACWI Net	19.37%	10.76%	9.72%
HFRU Hedge Fund Composite Index	6.12%	2.74%	2.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,500,367
  Number of Portfolio Holdings10
  Advisory Fee (net of waivers)$75,416
  Portfolio Turnover199%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.1%
Open End Funds	5.6%
Short-Term Investments	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
50.8%
Equity
48.1%
Money Market Funds
1.3%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.3%
Equity	48.1%
Fixed Income	50.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	19.6%
Donoghue Forlines Yield Enhanced Real Asset ETF	17.6%
Donoghue Forlines Innovation ETF	15.9%
SPDR Blackstone Senior Loan ETF	12.1%
Veridien Climate Action ETF	9.6%
SPDR Portfolio Intermediate Term Treasury ETF	6.8%
SPDR Portfolio Aggregate Bond ETF	6.8%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.6%
FCF US Quality ETF	5.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Tactical Allocation Fund - Class A (GTAAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-GTAAX

Donoghue Forlines Tactical Allocation Fund

Class C (GLACX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	2.09%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by the continued rally in risk assets. The Fund allocated to equities and shorter duration credit to take advantage of the sanguine risk environment. The market continues to be volatile since the 2020 COVID crisis and we expect macroeconomic distortions to continue in near future. The Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Allocation Fund
MSCI ACWI Net
HFRU Hedge Fund Composite Index
$20,000
$15,000
$10,000
$5,000
$0
$17,832
$11,486
$11,149
Apr-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Tactical Allocation Fund	MSCI ACWI Net	HFRU Hedge Fund Composite Index
Apr-2018	$10,000	$10,000	$10,000
Jun-2018	$9,896	$10,118	$10,008
Jun-2019	$9,912	$10,700	$10,034
Jun-2020	$9,173	$10,926	$9,830
Jun-2021	$11,056	$15,215	$11,021
Jun-2022	$9,342	$12,819	$10,428
Jun-2023	$10,052	$14,938	$10,824
Jun-2024	$11,149	$17,832	$11,486

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2018)
Donoghue Forlines Tactical Allocation Fund	10.91%	2.38%	1.76%
MSCI ACWI Net	19.37%	10.76%	9.72%
HFRU Hedge Fund Composite Index	6.12%	2.74%	2.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,500,367
  Number of Portfolio Holdings10
  Advisory Fee (net of waivers)$75,416
  Portfolio Turnover199%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.1%
Open End Funds	5.6%
Short-Term Investments	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.3%
Equity	48.1%
Fixed Income	50.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	19.6%
Donoghue Forlines Yield Enhanced Real Asset ETF	17.6%
Donoghue Forlines Innovation ETF	15.9%
SPDR Blackstone Senior Loan ETF	12.1%
Veridien Climate Action ETF	9.6%
SPDR Portfolio Intermediate Term Treasury ETF	6.8%
SPDR Portfolio Aggregate Bond ETF	6.8%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.6%
FCF US Quality ETF	5.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Tactical Allocation Fund - Class C (GLACX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-GLACX

Donoghue Forlines Tactical Allocation Fund

Class I (GTAIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.09%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by the continued rally in risk assets. The Fund allocated to equities and shorter duration credit to take advantage of the sanguine risk environment. The market continues to be volatile since the 2020 COVID crisis and we expect macroeconomic distortions to continue in near future. The Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Allocation Fund
MSCI ACWI Net
HFRU Hedge Fund Composite Index
$20,000
$15,000
$10,000
$5,000
$0
$17,832
$11,870
$11,486
Apr-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Tactical Allocation Fund	MSCI ACWI Net	HFRU Hedge Fund Composite Index
Apr-2018	$10,000	$10,000	$10,000
Jun-2018	$9,917	$10,118	$10,008
Jun-2019	$10,043	$10,700	$10,034
Jun-2020	$9,388	$10,926	$9,830
Jun-2021	$11,419	$15,215	$11,021
Jun-2022	$9,746	$12,819	$10,428
Jun-2023	$10,601	$14,938	$10,824
Jun-2024	$11,870	$17,832	$11,486

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2018)
Donoghue Forlines Tactical Allocation Fund	11.97%	3.40%	2.79%
MSCI ACWI Net	19.37%	10.76%	9.72%
HFRU Hedge Fund Composite Index	6.12%	2.74%	2.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,500,367
  Number of Portfolio Holdings10
  Advisory Fee (net of waivers)$75,416
  Portfolio Turnover199%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.1%
Open End Funds	5.6%
Short-Term Investments	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.3%
Equity	48.1%
Fixed Income	50.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	19.6%
Donoghue Forlines Yield Enhanced Real Asset ETF	17.6%
Donoghue Forlines Innovation ETF	15.9%
SPDR Blackstone Senior Loan ETF	12.1%
Veridien Climate Action ETF	9.6%
SPDR Portfolio Intermediate Term Treasury ETF	6.8%
SPDR Portfolio Aggregate Bond ETF	6.8%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.6%
FCF US Quality ETF	5.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Tactical Allocation Fund - Class I (GTAIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-GTAIX

Donoghue Forlines Tactical Income Fund

Class A (PWRAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.77%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by a good environment for credit and a choppy rate environment. The Fund allocated to shorter duration credit to take advantage of the sanguine risk environment. The market continues to be volatile since the 2020 COVID crisis and we expect macroeconomic distortions to continue in near future. The Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Income Fund
Donoghue Forlines Tactical Income Fund - with load
Bloomberg Global Aggregate Index
$15,000
$10,000
$5,000
$0
$10,675
$10,145
$9,584
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Donoghue Forlines Tactical Income Fund	Donoghue Forlines Tactical Income Fund - with load	Bloomberg Global Aggregate Index
06/30/14	$10,000	$9,504	$10,000
06/30/15	$9,619	$9,142	$9,290
06/30/16	$9,767	$9,282	$10,115
06/30/17	$10,233	$9,725	$9,895
06/30/18	$10,160	$9,655	$10,029
06/30/19	$10,692	$10,161	$10,615
06/30/20	$10,143	$9,639	$11,063
06/30/21	$10,890	$10,349	$11,355
06/30/22	$9,896	$9,405	$9,623
06/30/23	$10,098	$9,597	$9,496
06/30/24	$10,675	$10,145	$9,584

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$70,768,995
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$627,344
Portfolio Turnover	340%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Tactical Income Fund
Without Load	5.72%	- 0.03%	0.66%
With Load	0.39%	- 1.05%	0.14%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Fixed Income	98.8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.6%
Open End Funds	11.0%
Short-Term Investments	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio Intermediate Term Treasury ETF	32.7%
SPDR Portfolio Aggregate Bond ETF	32.7%
SPDR Portfolio High Yield Bond ETF	16.6%
BlackRock Floating Rate Income Portfolio - Institutional Class	6.0%
SPDR Blackstone Senior Loan ETF	5.7%
John Hancock Floating Rate Income Fund - Class I	5.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Tactical Income Fund - Class A (PWRAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-PWRAX

Donoghue Forlines Tactical Income Fund

Class C (PWRCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$252	2.52%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by a good environment for credit and a choppy rate environment. The Fund allocated to shorter duration credit to take advantage of the sanguine risk environment. The market continues to be volatile since the 2020 COVID crisis and we expect macroeconomic distortions to continue in near future. The Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Income Fund
Bloomberg Global Aggregate Index
$15,000
$10,000
$5,000
$0
$10,153
$9,938
11/25/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Donoghue Forlines Tactical Income Fund	Bloomberg Global Aggregate Index
11/25/14	$10,000	$10,000
06/30/15	$9,863	$9,633
06/30/16	$9,936	$10,488
06/30/17	$10,326	$10,260
06/30/18	$10,180	$10,399
06/30/19	$10,635	$11,007
06/30/20	$9,944	$11,472
06/30/21	$10,588	$11,774
06/30/22	$9,557	$9,979
06/30/23	$9,675	$9,847
06/30/24	$10,153	$9,938

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$70,768,995
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$627,344
Portfolio Turnover	340%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 25, 2014)
Donoghue Forlines Tactical Income Fund	4.95%	- 0.92%	0.16%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.06%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Fixed Income	98.8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.6%
Open End Funds	11.0%
Short-Term Investments	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio Intermediate Term Treasury ETF	32.7%
SPDR Portfolio Aggregate Bond ETF	32.7%
SPDR Portfolio High Yield Bond ETF	16.6%
BlackRock Floating Rate Income Portfolio - Institutional Class	6.0%
SPDR Blackstone Senior Loan ETF	5.7%
John Hancock Floating Rate Income Fund - Class I	5.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Tactical Income Fund - Class C (PWRCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-PWRCX

Donoghue Forlines Tactical Income Fund

Class I (PWRIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.52%

How did the Fund perform during the reporting period?

The performance of the Fund over the last year was driven by a good environment for credit and a choppy rate environment. The Fund allocated to shorter duration credit to take advantage of the sanguine risk environment. The market continues to be volatile since the 2020 COVID crisis and we expect macroeconomic distortions to continue in near future. The Fund will aim to take advantage of these opportunities.

During the fiscal year ended June 30, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to perform in all economic environments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Donoghue Forlines Tactical Income Fund
Bloomberg Global Aggregate Index
$15,000
$10,000
$5,000
$0
$10,862
$9,584
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Donoghue Forlines Tactical Income Fund	Bloomberg Global Aggregate Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,643	$9,290
Jun-2016	$9,807	$10,115
Jun-2017	$10,304	$9,895
Jun-2018	$10,256	$10,029
Jun-2019	$10,826	$10,615
Jun-2020	$10,227	$11,063
Jun-2021	$10,993	$11,355
Jun-2022	$10,019	$9,623
Jun-2023	$10,254	$9,496
Jun-2024	$10,862	$9,584

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$70,768,995
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$627,344
Portfolio Turnover	340%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Donoghue Forlines Tactical Income Fund	5.93%	0.07%	0.83%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Fixed Income	98.8%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.6%
Open End Funds	11.0%
Short-Term Investments	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio Intermediate Term Treasury ETF	32.7%
SPDR Portfolio Aggregate Bond ETF	32.7%
SPDR Portfolio High Yield Bond ETF	16.6%
BlackRock Floating Rate Income Portfolio - Institutional Class	6.0%
SPDR Blackstone Senior Loan ETF	5.7%
John Hancock Floating Rate Income Fund - Class I	5.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Donoghue Forlines Tactical Income Fund - Class I (PWRIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-PWRIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$82,250
2023	$78,330

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$17,970
2023	$17,110

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Donoghue Forlines Tactical Allocation Fund
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Donoghue Forlines Tactical Income Fund
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Donoghue Forlines Dividend Fund
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Donoghue Forlines Momentum Fund
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Donoghue Forlines Risk Managed Income Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Annual Financial Statements

June 30, 2024

1-877-779-7462

www.donoghueforlinesfunds.com

DONOGHUE FORLINES TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.3%
	EQUITY - 48.1%
133,127	Donoghue Forlines Innovation ETF(a)	$4,202,620
154,602	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	4,660,802
22,380	FCF US Quality ETF	1,357,643
132,820	Veridien Climate Action ETF(a)	2,531,390
		12,752,455
	FIXED INCOME - 45.2%
76,499	SPDR Blackstone Senior Loan ETF	3,197,658
71,429	SPDR Portfolio Aggregate Bond ETF	1,792,154
223,359	SPDR Portfolio High Yield Bond ETF	5,188,629
64,143	SPDR Portfolio Intermediate Term Treasury ETF	1,797,287
		11,975,728

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,904,726)	24,728,183

	OPEN END FUNDS — 5.6%
	FIXED INCOME - 5.6%
154,343	BlackRock Floating Rate Income Portfolio, Institutional Class	1,494,041

	TOTAL OPEN END FUNDS (Cost $1,482,577)

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
339,797	Fidelity Investments Money Market Government Portfolio, Class I, 5.20% (Cost $339,797)(b)	339,797

	TOTAL INVESTMENTS - 100.2% (Cost $24,727,100)	$26,562,021
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(61,654)
	NET ASSETS - 100.0%	$26,500,367

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

DONOGHUE FORLINES TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.8%
	FIXED INCOME - 87.8%
96,314	SPDR Blackstone Senior Loan ETF	$4,025,925
921,275	SPDR Portfolio Aggregate Bond ETF	23,114,790
507,137	SPDR Portfolio High Yield Bond ETF	11,780,793
826,853	SPDR Portfolio Intermediate Term Treasury ETF	23,168,421
	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,238,391)	62,089,929

	OPEN END FUNDS — 11.0%
	FIXED INCOME - 11.0%
441,225	BlackRock Floating Rate Income Portfolio, Institutional Class	4,271,061
461,358	John Hancock Floating Rate Income Fund, Class I	3,524,775

	TOTAL OPEN END FUNDS (Cost $7,736,601)	7,795,836

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
1,006,357	Fidelity Investments Money Market Government Portfolio, Class I, 5.20% (Cost $1,006,357)(a)	1,006,357

	TOTAL INVESTMENTS - 100.2% (Cost $70,981,349)	$70,892,122
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(123,127)
	NET ASSETS - 100.0%	$70,768,995

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND

SCHEDULE OF INVESTMENTS

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9%
	APPAREL & TEXTILE PRODUCTS - 2.0%
33,768	VF Corporation(a)	$455,867

	ASSET MANAGEMENT - 2.0%
3,817	T Rowe Price Group, Inc.	440,138

	BEVERAGES - 4.0%
7,131	Coca-Cola Company (The)	453,888
2,596	PepsiCo, Inc.	428,158
		882,046
	BIOTECH & PHARMA - 10.1%
7,004	Gilead Sciences, Inc.	480,545
3,043	Johnson & Johnson	444,765
3,570	Merck & Company, Inc.	441,966
16,285	Royalty Pharma PLC, Class A	429,435
42,110	Viatris, Inc.(a)	447,629
		2,244,340
	CHEMICALS - 1.9%
4,490	LyondellBasell Industries N.V., Class A	429,513

	CONTAINERS & PACKAGING - 1.8%
11,526	Sealed Air Corporation	400,990

	DIVERSIFIED INDUSTRIALS - 4.0%
4,457	3M Company	455,461
1,839	Illinois Tool Works, Inc.	435,769
		891,230
	ELECTRIC UTILITIES - 5.7%
15,941	Clearway Energy, Inc., Class C	393,583
5,511	NRG Energy, Inc.	429,086
5,509	WEC Energy Group, Inc.	432,237
		1,254,906
	FOOD - 1.9%
7,397	Kellanova	426,659

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.9%
1,299	Cigna Group (The)(a)	$429,410
3,144	Quest Diagnostics, Inc.	430,351
		859,761
	HOME & OFFICE PRODUCTS - 1.7%
57,819	Newell Brands, Inc.	370,620

	INDUSTRIAL SUPPORT SERVICES - 3.8%
6,765	Fastenal Company	425,112
5,196	MSC Industrial Direct Company, Inc., Class A	412,095
		837,207
	INSURANCE - 7.8%
4,967	Aflac, Inc.	443,603
3,436	American Financial Group, Inc.	422,697
3,815	Cincinnati Financial Corporation	450,552
13,530	Lincoln National Corporation	420,783
		1,737,635
	LEISURE FACILITIES & SERVICES - 2.0%
2,968	Darden Restaurants, Inc.	449,118

	LEISURE PRODUCTS - 2.0%
7,467	Hasbro, Inc.	436,820

	MACHINERY - 2.0%
1,319	Caterpillar, Inc.(a)	439,359

	OIL & GAS PRODUCERS - 8.0%
30,468	Antero Midstream Corporation(a)	449,098
14,620	APA Corporation(a)	430,413
9,143	Devon Energy Corporation	433,378
10,840	Williams Companies, Inc.	460,700
		1,773,589
	RETAIL REIT - 2.0%
2,977	Simon Property Group, Inc.	451,909

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SEMICONDUCTORS - 3.9%
4,591	Microchip Technology, Inc.	$420,076
2,188	QUALCOMM, Inc.	435,806
		855,882
	SOFTWARE - 2.0%
17,977	Gen Digital, Inc.	449,065

	SPECIALTY FINANCE - 8.2%
1,860	American Express Company	430,683
3,243	Capital One Financial Corporation	448,993
9,087	OneMain Holdings, Inc.(a)	440,629
10,191	Synchrony Financial	480,914
		1,801,219
	SPECIALTY REITS - 2.1%
3,809	Lamar Advertising Company, Class A	455,289

	TECHNOLOGY HARDWARE - 2.1%
9,599	Cisco Systems, Inc.	456,048

	TECHNOLOGY SERVICES - 8.0%
1,830	Automatic Data Processing, Inc.	436,803
2,230	Broadridge Financial Solutions, Inc.	439,310
5,902	Fidelity National Information Services, Inc.	444,775
2,675	International Business Machines Corporation	462,641
		1,783,529
	TELECOMMUNICATIONS - 2.0%
10,847	Verizon Communications, Inc.	447,330

	TRANSPORTATION & LOGISTICS - 4.0%
5,193	CH Robinson Worldwide, Inc.	457,608
3,213	United Parcel Service, Inc., Class B	439,699
		897,307

	TOTAL COMMON STOCKS (Cost $20,842,999)	21,927,376

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.6%
	COLLATERAL FOR SECURITIES LOANED - 11.0%
2,442,123	Mount Vernon Liquid Assets Portfolio, 5.46% (Cost $2,442,123)(b),(c)	$2,442,123

	MONEY MARKET FUND - 1.6%
47,941	Dreyfus Treasury Securities Cash Management, Institutional Class, 5.18%(b)	47,941
310,726	Fidelity Investments Money Market Government Portfolio, Class I, 5.20%(b)	310,726
	TOTAL MONEY MARKET FUNDS (Cost $358,667)	358,667

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,800,790)	2,800,790

	TOTAL INVESTMENTS - 111.5% (Cost $23,643,789)	$24,728,166
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.5)%	(2,557,766)
	NET ASSETS - 100.0%	$22,170,400

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $2,381,174.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $2,442,123 at June 30, 2024.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND

SCHEDULE OF INVESTMENTS

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3%
	APPAREL & TEXTILE PRODUCTS - 1.7%
178	Deckers Outdoor Corporation(a)	$172,295

	ASSET MANAGEMENT - 3.8%
445	Ameriprise Financial, Inc.	190,099
679	LPL Financial Holdings, Inc.	189,645
		379,744
	BIOTECH & PHARMA - 3.9%
1,434	Neurocrine Biosciences, Inc.(a)	197,419
427	Vertex Pharmaceuticals, Inc.(a)	200,143
		397,562
	COMMERCIAL SUPPORT SERVICES - 2.0%
287	Cintas Corporation	200,975

	CONSTRUCTION MATERIALS - 3.6%
1,120	Advanced Drainage Systems, Inc.	179,637
464	Carlisle Companies, Inc.	188,017
		367,654
	CONSUMER SERVICES - 1.9%
1,363	Grand Canyon Education, Inc.(a)	190,697

	ELECTRIC UTILITIES - 1.9%
2,398	NRG Energy, Inc.	186,708

	ELECTRICAL EQUIPMENT - 5.6%
2,938	Amphenol Corporation, Class A	197,933
594	Trane Technologies PLC	195,384
1,981	Vertiv Holdings Company	171,495
		564,812
	ENGINEERING & CONSTRUCTION - 1.8%
500	EMCOR Group, Inc.	182,540

	FOOD - 2.1%
5,406	Pilgrim's Pride Corporation(a)	208,077

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.8%
1,320	DaVita, Inc.(a)	$182,912
503	Medpace Holdings, Inc.(a)	207,162
1,436	Tenet Healthcare Corporation(a)	191,031
		581,105
	INDUSTRIAL SUPPORT SERVICES - 1.6%
3,375	Core & Main, Inc.(a)	165,173

	INSURANCE - 3.7%
4,682	Equitable Holdings, Inc.	191,307
920	Progressive Corporation (The)	191,093
		382,400
	INTERNET MEDIA & SERVICES - 8.2%
1,340	Airbnb, Inc., Class A(a)	203,184
416	Meta Platforms, Inc., Class A	209,756
303	Netflix, Inc.(a)	204,489
654	Spotify Technology S.A.(a)(b)	205,218
		822,647
	MEDICAL EQUIPMENT & DEVICES - 1.8%
629	Waters Corporation(a)	182,485

	OIL & GAS PRODUCERS - 3.8%
13,259	Antero Midstream Corporation(b)	195,438
1,100	Marathon Petroleum Corporation	190,828
		386,266
	RETAIL - CONSUMER STAPLES - 2.0%
240	Costco Wholesale Corporation	203,998

	RETAIL - DISCRETIONARY - 5.8%
809	Burlington Stores, Inc.(a)	194,160
1,884	TJX Companies, Inc. (The)	207,429
662	Williams-Sonoma, Inc.(b)	186,929
		588,518
	SEMICONDUCTORS - 12.9%
903	Applied Materials, Inc.	213,099

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SEMICONDUCTORS - 12.9% (Continued)
146	Broadcom, Inc.	$234,406
256	KLA Corporation	211,075
209	Lam Research Corporation	222,554
1,772	NVIDIA Corporation	218,913
952	QUALCOMM, Inc.	189,619
		1,289,666
	SOFTWARE - 6.6%
619	Crowdstrike Holdings, Inc., Class A(a)(b)	237,194
7,823	Gen Digital, Inc.	195,419
659	Palo Alto Networks, Inc.(a)	223,407
		656,020
	SPECIALTY FINANCE - 1.9%
809	American Express Company	187,324

	SPECIALTY REITS - 2.2%
2,424	Iron Mountain, Inc.	217,239

	TECHNOLOGY HARDWARE - 6.0%
653	Arista Networks, Inc.(a)(b)	228,863
3,222	Pure Storage, Inc., Class A(a)	206,885
1,485	TD SYNNEX Corporation	171,369
		607,117
	TECHNOLOGY SERVICES - 5.8%
974	Broadridge Financial Solutions, Inc.	191,878
869	CDW Corporation	194,517
1,164	International Business Machines Corporation	201,314
		587,709
	TELECOMMUNICATIONS - 1.9%
1,110	T-Mobile US, Inc.	195,560

	TOTAL COMMON STOCKS (Cost $8,463,704)	9,904,291

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.3%
	COLLATERAL FOR SECURITIES LOANED - 10.6%
1,071,807	Mount Vernon Liquid Assets Portfolio, 5.46% (Cost $1,071,807)(c),(d)	$1,071,807

	MONEY MARKET FUND - 2.7%
269,073	Fidelity Investments Money Market Government Portfolio, Class I, 5.20% (Cost $269,073)(d)	269,073

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,340,880)	1,340,880

	TOTAL INVESTMENTS - 111.6% (Cost $9,804,584)	$11,245,171
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%	(1,164,642)
	NET ASSETS - 100.0%	$10,080,529

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $1,042,374.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $1,071,807 at June 30, 2024.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

DONOGHUE FORLINES RISK MANAGED INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.7%
	FIXED INCOME - 48.7%
693,644	Invesco Senior Loan ETF	$14,594,270
301,251	SPDR Blackstone Senior Loan ETF	12,592,292
680,657	SPDR Portfolio High Yield Bond ETF(a)	15,811,662
	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,023,793)	42,998,224

	OPEN END FUNDS — 49.4%
	FIXED INCOME - 49.4%
473,514	BlackRock Floating Rate Income Portfolio, Institutional Class	4,583,619
1,147,343	Eaton Vance Floating-Rate Advantaged Fund, Class I	11,484,902
599,771	John Hancock Floating Rate Income Fund, Class I	4,582,252
1,407,451	Lord Abbett Floating Rate Fund, Class I	11,484,797
1,467,350	Virtus Seix Floating Rate High Income Fund, Class I	11,489,351
	TOTAL OPEN END FUNDS (Cost $43,180,947)	43,624,921

	SHORT-TERM INVESTMENTS — 4.3%
	COLLATERAL FOR SECURITIES LOANED - 3.8%
3,370,125	Mount Vernon Liquid Assets Portfolio, 5.46% (Cost $3,370,125)(b),(c)	3,370,125

	MONEY MARKET FUND - 0.5%
418,316	Fidelity Investments Money Market Government Portfolio, Class I, 5.20% (Cost $418,316)(c)	418,316

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,788,441)	3,788,441

	TOTAL INVESTMENTS - 102.4% (Cost $89,993,181)	$90,411,586
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(2,084,596)
	NET ASSETS - 100.0%	$88,326,990

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $3,296,337.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $3,370,125 at June 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

Donoghue Forlines Funds

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024

	Donoghue Forlines Tactical Allocation Fund	Donoghue Forlines Tactical Income Fund	Donoghue Forlines Dividend Fund	Donoghue Forlines Momentum Fund	Donoghue Forlines Risk Managed Income Fund
ASSETS
Investment securities:
Unaffilited investments at cost	$14,973,630	$70,981,349	$23,643,789	$9,804,584	$89,993,181
Affilited investments at cost	9,753,470	-	-	-	-
Total investments at cost	$24,727,100	$70,981,349	$23,643,789	$9,804,584	$89,993,181
Unaffiliated investments at value *	$15,167,209	$70,892,122	$24,728,166	$11,245,171	$90,411,586
Affiliated investments at value	11,394,812	-	-	-	-
Total investments at value	26,562,021	70,892,122	24,728,166	11,245,171	90,411,586
Receivable for securities sold	-	-	-	-	1,379,506
Receivable for Fund shares sold	895	1,749	1,413	292	1,081
Due from advisor	-	-	-	7,612	-
Dividends and interest receivable	1,875	4,109	20,957	3,848	5,378
Prepaid expenses and other assets	13,598	18,915	17,744	17,443	14,568
TOTAL ASSETS	26,578,389	70,916,895	24,768,280	11,274,366	91,812,119

LIABILITIES
Security lending collateral (Note 6)	-	-	2,442,123	1,071,807	3,370,125
Payable for Fund shares repurchased	32,064	27,079	71,425	83,740	10,799
Investment advisory fees payable	1,124	58,519	26,559	-	47,554
Distribution (12b-1) fees payable	1,193	1,241	4,578	686	593
Payable to related parties	14,115	30,805	15,371	11,343	27,254
Payable to trustees	463	444	464	405	444
Accrued expenses and other liabilities	29,063	29,812	37,360	25,856	28,360
TOTAL LIABILITIES	78,022	147,900	2,597,880	1,193,837	3,485,129

NET ASSETS	$26,500,367	$70,768,995	$22,170,400	$10,080,529	$88,326,990

COMPOSITION OF NET ASSETS:
Paid in capital	$29,820,450	$92,531,354	$142,879,782	$8,140,901	$93,675,375
Accumulated earnings (losses)	(3,320,083)	(21,762,359)	(120,709,382)	1,939,628	(5,348,385)
NET ASSETS	$26,500,367	$70,768,995	$22,170,400	$10,080,529	$88,326,990

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$3,328,111	$2,780,657	$6,184,262	$871,565	$121
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	316,339	313,834	704,929	62,431	12
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.52	$8.86	$8.77	$13.96	$9.87	(b)
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$11.07	$9.33	$9.23	$14.69	$10.39

Class C Shares:
Net Assets	$617,875	$795,572	$3,944,185	$619,350	$723,220
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	59,647	91,144	453,709	46,978	76,086
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.36	$8.73	$8.69	$13.18	$9.51

Class I Shares:
Net Assets	$22,554,381	$67,192,766	$12,041,953	$8,589,614	$87,603,649
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,152,369	7,601,276	1,379,946	604,835	9,124,212
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.48	$8.84	$8.73	$14.20	$9.60

*	Includes Securities Loaned $0; $0; $2,381,174; $1,042,374; $3,296,337

(a)	On investments of $50,000 or more, the offering price is reduced.
(b)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Donoghue Forlines Funds

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2024

	Donoghue Forlines Tactical Allocation Fund	Donoghue Forlines Tactical Income Fund	Donoghue Forlines Dividend Fund	Donoghue Forlines Momentum Fund	Donoghue Forlines Risk Managed Income Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $0, $1,704, $850, and $0, respectively)	$752,778	$3,081,621	$893,724	$91,953	$6,247,282
Dividends - Affiliated Investments	243,526	179,841	-	-	-
Interest	43,341	217,248	18,393	10,172	228,192
Securities lending	18,545	13,385	10,306	4,054	85,400
TOTAL INVESTMENT INCOME	1,058,190	3,492,095	922,423	106,179	6,560,874

EXPENSES
Investment advisory fees	201,780	636,094	256,124	112,423	483,823
Distribution (12b-1) fees:
Class A	15,669	7,343	17,403	2,019	-
Class C	6,523	9,191	42,513	6,227	7,092
Accounting services fees	40,151	43,282	45,022	39,085	43,904
Administration fees	39,938	75,242	40,146	27,276	79,839
Registration fees	38,502	54,932	50,001	44,933	44,070
Audit fees	21,493	20,899	20,993	20,899	20,899
Legal fees	16,534	16,534	17,999	18,000	15,500
Trustees’ fees and expenses	16,502	16,502	16,502	16,502	16,502
Transfer agent fees	11,964	40,982	36,949	11,440	51,043
Third party administrative servicing fees	8,056	30,083	8,527	5,014	30,054
Compliance officer fees	8,027	11,508	8,022	6,001	13,084
Printing and postage expenses	7,034	15,534	4,534	3,000	18,465
Custodian fees	4,500	7,500	4,000	5,000	7,965
Insurance expense	3,197	3,396	3,194	2,997	3,791
Other expenses	3,500	3,500	3,500	3,500	4,000
TOTAL EXPENSES	443,370	992,522	575,429	324,316	840,031
Less: Fees waived by the Advisor	(98,406)	-	(3,742)	(91,184)	-
Less: Fees waived by the Advisor for affiliated investments	(27,958)	(8,750)	-	-	-
NET EXPENSES	317,006	983,772	571,687	233,132	840,031

NET INVESTMENT INCOME (LOSS)	741,184	2,508,323	350,736	(126,953)	5,720,843

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from unaffiliated investments	(153,597)	414,804	1,021,693	2,639,757	(149,867)
Net realized gain from affiliated investments	285,076	456,347	-	-	-
Net change in unrealized appreciation (depreciation) on unafiliated investments	820,053	1,070	362,502	659,236	(69,781)
Net change in unrealized appreciation (depreciation) on affiliated investments	1,228,047	(49,760)	-	-	-
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,179,579	822,461	1,384,195	3,298,993	(219,648)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,920,763	$3,330,784	$1,734,931	$3,172,040	$5,501,195

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
FROM OPERATIONS
Net investment income	$741,184	$763,036
Net realized gain (loss) from security transactions	131,479	(3,986,787)
Distributions of realized gains from underlying investment companies	-	43,641
Net change in unrealized appreciation on investments	2,048,100	5,691,155
Net increase in net assets resulting from operations	2,920,763	2,511,045

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(148,895)	(218,418)
Class C	(12,315)	(12,311)
Class I	(573,825)	(531,939)
Net decrease in net assets resulting from distributions to shareholders	(735,035)	(762,668)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	587,084	524,507
Class I	9,818,903	1,356,476
Net asset value of shares issued in reinvestment of distributions:
Class A	137,769	210,913
Class C	11,912	11,899
Class I	550,892	518,576
Payments for shares redeemed:
Class A	(6,145,554)	(3,419,481)
Class C	(96,165)	(142,554)
Class I	(8,377,607)	(9,353,549)
Net decrease in net assets resulting from shares of beneficial interest	(3,512,766)	(10,293,213)

TOTAL DECREASE IN NET ASSETS	(1,327,038)	(8,544,836)

NET ASSETS
Beginning of Year	27,827,405	36,372,241
End of Year	$26,500,367	$27,827,405

SHARE ACTIVITY
Class A:
Shares Sold	59,706	55,929
Shares Reinvested	13,806	22,773
Shares Redeemed	(603,998)	(369,289)
Net decrease in shares of beneficial interest outstanding	(530,486)	(290,587)
Class C:
Shares Reinvested	1,209	1,301
Shares Redeemed	(9,375)	(15,748)
Net decrease in shares of beneficial interest outstanding	(8,166)	(14,447)
Class I:
Shares Sold	970,150	145,569
Shares Reinvested	54,550	56,181
Shares Redeemed	(845,092)	(1,001,646)
Net increase (decrease) in shares of beneficial interest outstanding	179,608	(799,896)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
FROM OPERATIONS
Net investment income	$2,508,323	$1,296,887
Net realized gain (loss) from security transactions	871,151	(2,452,629)
Distributions of realized gains from underlying investment companies	-	21,658
Net change in unrealized appreciation (depreciation) on investments	(48,690)	1,999,045
Net increase in net assets resulting from operations	3,330,784	864,961

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(98,554)	(90,918)
Class C	(24,954)	(22,548)
Class I	(2,396,562)	(1,181,465)
Net decrease in net assets resulting from distributions to shareholders	(2,520,070)	(1,294,931)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	172,889	89,436
Class C	46,817	24,025
Class I	59,554,761	5,642,892
Net asset value of shares issued in reinvestment of distributions:
Class A	87,889	82,722
Class C	22,426	20,267
Class I	2,058,497	1,114,227
Payments for shares redeemed:
Class A	(626,151)	(738,285)
Class C	(242,887)	(287,032)
Class I	(31,620,087)	(12,331,110)
Net increase (decrease) in net assets resulting from shares of beneficial interest	29,454,154	(6,382,858)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,264,868	(6,812,828)

NET ASSETS
Beginning of Year	40,504,127	47,316,955
End of Year	$70,768,995	$40,504,127

SHARE ACTIVITY
Class A:
Shares Sold	19,461	10,285
Shares Reinvested	9,947	9,612
Shares Redeemed	(71,004)	(84,887)
Net decrease in shares of beneficial interest outstanding	(41,596)	(64,990)
Class C:
Shares Sold	5,276	2,795
Shares Reinvested	2,574	2,383
Shares Redeemed	(27,483)	(32,895)
Net decrease in shares of beneficial interest outstanding	(19,633)	(27,717)
Class I:
Shares Sold	6,754,658	642,053
Shares Reinvested	233,428	129,825
Shares Redeemed	(3,604,625)	(1,419,259)
Net increase (decrease) in shares of beneficial interest outstanding	3,383,461	(647,381)

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
FROM OPERATIONS
Net investment income	$350,736	$491,226
Net realized gain (loss) from security transactions	1,021,693	(3,017,075)
Net change in unrealized appreciation on investments	362,502	1,457,025
Net increase (decrease) in net assets resulting from operations	1,734,931	(1,068,824)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(93,925)	(133,129)
Class C	(29,107)	(35,642)
Class I	(235,785)	(323,274)
Net decrease in net assets resulting from distributions to shareholders	(358,817)	(492,045)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	154,297	378,228
Class C	40,462	35,921
Class I	2,540,610	5,234,905
Net asset value of shares issued in reinvestment of distributions:
Class A	87,990	125,093
Class C	26,320	32,210
Class I	220,781	306,586
Payments for shares redeemed:
Class A	(2,473,024)	(3,547,171)
Class C	(1,386,559)	(1,615,114)
Class I	(8,613,428)	(6,642,183)
Net decrease in net assets resulting from shares of beneficial interest	(9,402,551)	(5,691,525)

TOTAL DECREASE IN NET ASSETS	(8,026,437)	(7,252,394)

NET ASSETS
Beginning of Year	30,196,837	37,449,231
End of Year	$22,170,400	$30,196,837

SHARE ACTIVITY
Class A:
Shares Sold	18,567	44,620
Shares Reinvested	10,464	15,162
Shares Redeemed	(298,073)	(418,411)
Net decrease in shares of beneficial interest outstanding	(269,042)	(358,629)
Class C:
Shares Sold	4,839	4,288
Shares Reinvested	3,152	3,960
Shares Redeemed	(167,854)	(187,619)
Net decrease in shares of beneficial interest outstanding	(159,863)	(179,371)
Class I:
Shares Sold	309,033	610,372
Shares Reinvested	26,518	37,318
Shares Redeemed	(1,069,093)	(802,258)
Net decrease in shares of beneficial interest outstanding	(733,542)	(154,568)

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
FROM OPERATIONS
Net investment loss	$(126,953)	$(61,587)
Net realized gain (loss) from security transactions	2,639,757	(1,070,624)
Net change in unrealized appreciation on investments	659,236	1,467,518
Net increase in net assets resulting from operations	3,172,040	335,307

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	47,081	4,800
Class C	16,622	7,281
Class I	5,225,297	654,031
Payments for shares redeemed:
Class A	(237,530)	(255,161)
Class C	(156,702)	(219,141)
Class I	(7,446,126)	(2,312,221)
Net decrease in net assets resulting from shares of beneficial interest	(2,551,358)	(2,120,411)

TOTAL INCREASE (DECREASE) IN NET ASSETS	620,682	(1,785,104)

NET ASSETS
Beginning of Year	9,459,847	11,244,951
End of Year	$10,080,529	$9,459,847

SHARE ACTIVITY
Class A:
Shares Sold	3,648	459
Shares Redeemed	(20,600)	(24,710)
Net decrease in shares of beneficial interest outstanding	(16,952)	(24,251)
Class C:
Shares Sold	1,551	728
Shares Redeemed	(13,046)	(21,367)
Net decrease in shares of beneficial interest outstanding	(11,495)	(20,639)
Class I:
Shares Sold	440,072	60,920
Shares Redeemed	(558,880)	(218,689)
Net decrease in shares of beneficial interest outstanding	(118,808)	(157,769)

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
FROM OPERATIONS
Net investment income	$5,720,843	$2,787,083
Net realized loss from security transactions	(149,867)	(2,249,831)
Net change in unrealized appreciation (depreciation) on investments	(69,781)	490,970
Net increase in net assets resulting from operations	5,501,195	1,028,222

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(10)	(96)
Class C	(51,933)	(15,254)
Class I	(5,632,162)	(2,747,173)
Net decrease in net assets resulting from distributions to shareholders	(5,684,105)	(2,762,523)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	27,946	-
Class I	69,318,816	40,186,847
Net asset value of shares issued in reinvestment of distributions:
Class A	10	96
Class C	49,988	14,533
Class I	2,870,571	2,388,736
Payments for shares redeemed:
Class A	-	(19,978)
Class C	(13,440)	(20,439)
Class I	(75,237,127)	(37,696,470)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(2,983,236)	4,853,325

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,166,146)	3,119,024

NET ASSETS
Beginning of Year	91,493,136	88,374,112
End of Year	$88,326,990	$91,493,136

SHARE ACTIVITY
Class A:
Shares Reinvested	1	10
Shares Redeemed	-	(2,081)
Net increase (decrease) in shares of beneficial interest outstanding	1	(2,071)
Class C:
Shares Sold	2,904	-
Shares Reinvested	5,257	1,530
Shares Redeemed	(1,402)	(2,140)
Net increase (decrease) in shares of beneficial interest outstanding	6,759	(610)
Class I:
Shares Sold	7,134,152	4,136,953
Shares Reinvested	299,148	249,395
Shares Redeemed	(7,738,010)	(3,913,255)
Net increase (decrease) in shares of beneficial interest outstanding	(304,710)	473,093

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2024		2023		2022		2021	2020
Net asset value, beginning of year	$9.66		$9.13		$10.92		$9.06	$9.80

Activity from investment operations:
Net investment income (1)	0.26		0.21		0.17		0.07	0.11
Net realized and unrealized gain (loss) on investments	0.86		0.55		(1.76)		1.86	(0.76)
Total from investment operations	1.12		0.76		(1.59)		1.93	(0.65)

Less distributions from:
Net investment income	(0.26)		(0.23)		(0.20)		(0.07)	(0.09)
Total distributions	(0.26)		(0.23)		(0.20)		(0.07)	(0.09)

Net asset value, end of year	$10.52		$9.66		$9.13		$10.92	$9.06

Total return (2)	11.73%		8.47%		(14.88)%		21.34%	(6.73)%

Net assets, at end of year (000s)	$3,328		$8,183		$10,388		$15,277	$15,318

Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.81%		1.69%		1.52%		1.46%	1.32%
Ratio of net expenses to average net assets (3)	1.34	%(5)	1.38	%(5)	1.38	%(5)	1.45%	1.32%
Ratio of net investment income to average net assets (3,4)	2.66	%(5)	2.34	%(5)	1.74	%(5)	0.64%	1.10%
Portfolio Turnover Rate	199%		251%		290%		150%	294%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Including fees waived by the Advisor as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Advisor for investments in affiliates, but not fees waived by the Advisor, the following ratios would have been:

Net expenses to average net assets	1.45%	1.45%	1.45%	N/A	N/A
Net investment income to average net assets	2.55%	2.27%	1.67%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2024		2023		2022		2021	2020
Net asset value, beginning of year	$9.52		$9.02		$10.85		$9.02	$9.79

Activity from investment operations:
Net investment income (loss) (1)	0.18		0.14		0.10		(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.85		0.54		(1.75)		1.86	(0.75)
Total from investment operations	1.03		0.68		(1.65)		1.85	(0.72)

Less distributions from:
Net investment income	(0.19)		(0.18)		(0.18)		(0.02)	(0.05)
Total distributions	(0.19)		(0.18)		(0.18)		(0.02)	(0.05)

Net asset value, end of year	$10.36		$9.52		$9.02		$10.85	$9.02

Total return (2)	10.91%		7.59%		(15.51)%		20.54%	(7.46)%

Net assets, at end of year (000s)	$618		$646		$742		$886	$647

Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	2.56%		2.44%		2.27%		2.21%	2.07%
Ratio of net expenses to average net assets (3)	2.09	%(5)	2.13	%(5)	2.13	%(5)	2.20%	2.07%
Ratio of net investment income (loss) to average net assets (3,4)	1.89	%(5)	1.62	%(5)	1.02	%(5)	(0.05)%	0.26%
Portfolio Turnover Rate	199%		251%		290%		150%	294%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Including fees waived by the Advisor as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Advisor for investments in affiliates, but not fees waived by the Advisor, the following ratios would have been:

Net expenses to average net assets	2.20%	2.20%	2.20%	N/A	N/A
Net investment income to average net assets	1.78%	1.55%	0.95%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2024		2023		2022		2021	2020
Net asset value, beginning of year	$9.63		$9.10		$10.87		$9.02	$9.78

Activity from investment operations:
Net investment income (1)	0.27		0.23		0.20		0.08	0.13
Net realized and unrealized gain (loss) on investments	0.87		0.56		(1.76)		1.87	(0.76)
Total from investment operations	1.14		0.79		(1.56)		1.95	(0.63)

Less distributions from:
Net investment income	(0.29)		(0.26)		(0.21)		(0.10)	(0.13)
Total distributions	(0.29)		(0.26)		(0.21)		(0.10)	(0.13)

Net asset value, end of year	$10.48		$9.63		$9.10		$10.87	$9.02

Total return (2)	11.97	%(5)	8.78	%(5)	(14.65)%		21.63%	(6.52)%

Net assets, at end of year (000s)	$22,554		$18,998		$25,242		$42,736	$68,640

Ratio of expenses to average net assets before Advisory fee waiver/recapture (4)	1.56%		1.44%		1.27%		1.21%	1.07%
Ratio of net expenses to average net assets (4)	1.09	%(5)	1.13	%(5)	1.13	%(5)	1.20%	1.07%
Ratio of net investment income to average net assets (4,5)	2.81	%(5)	2.58	%(5)	2.00	%(5)	0.83%	1.35%
Portfolio Turnover Rate	199%		251%		290%		150%	294%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Including fees waived by the Advisor as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Advisor for investments in affiliates, but not fees waived by the Advisor, the following ratios would have been:

Net expenses to average net assets	1.20%	1.20%	1.20%	N/A	N/A
Net investment income to average net assets	2.70%	2.52%	1.93%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2024		2023		2022		2021	2020
Net asset value, beginning of year	$8.67		$8.75		$9.78		$9.22	$9.94

Activity from investment operations:
Net investment income (1)	0.34		0.23		0.12		0.11	0.15
Net realized and unrealized gain (loss) on investments	0.15		(0.06)		(1.00)		0.57	(0.72)
Total from investment operations	0.49		0.17		(0.88)		0.68	(0.57)

Less distributions from:
Net investment income	(0.30)		(0.25)		(0.15)		(0.12)	(0.15)
Total distributions	(0.30)		(0.25)		(0.15)		(0.12)	(0.15)

Net asset value, end of year	$8.86		$8.67		$8.75		$9.78	$9.22

Total return (2)	5.72%		2.03%		(9.12)%		7.37%	(5.82)%

Net assets, at end of year (000s)	$2,781		$3,082		$3,679		$5,422	$7,266

Ratio of expenses to average net assets (3)	1.77	%(5)	1.82	%(5)	1.76	%(5)	1.70%	1.61%
Ratio of net investment income to average net assets (3,4)	3.89	%(5)	2.69	%(5)	1.32	%(5)	1.18%	1.55%
Portfolio Turnover Rate	340%		430%		545%		205%	221%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Including fees waived by the Advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	1.78%	1.85%	1.78%	N/A	N/A
Net investment income to average net assets	3.88%	2.66%	1.30%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2024		2023		2022		2021	2020
Net asset value, beginning of year	$8.56		$8.66		$9.71		$9.13	$9.83

Activity from investment operations:
Net investment income (1)	0.27		0.16		0.04		0.04	0.06
Net realized and unrealized gain (loss) on investments	0.15		(0.06)		(0.98)		0.55	(0.69)
Total from investment operations	0.42		0.10		(0.94)		0.59	(0.63)

Less distributions from:
Net investment income	(0.25)		(0.20)		(0.11)		(0.01)	(0.07)
Total distributions	(0.25)		(0.20)		(0.11)		(0.01)	(0.07)

Net asset value, end of year	$8.73		$8.56		$8.66		$9.71	$9.13

Total return (2)	4.95%		1.24%		(9.74)%		6.47%	(6.50)%

Net assets, at end of year (000s)	$796		$948		$1,199		$1,384	$3,416

Ratio of expenses to average net assets (3)	2.52	%(5)	2.57	%(5)	2.51	%(5)	2.45%	2.36%
Ratio of net investment income to average net assets (3,4)	3.15	%(5)	1.92	%(5)	0.48	%(5)	0.39%	0.64%
Portfolio Turnover Rate	340%		430%		545%		205%	221%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.
(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Including fees waived by the Advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	2.53%	2.60%	2.53%	N/A	N/A
Net investment income to average net assets	3.14%	1.89%	0.46%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2024		2023		2022		2021	2020
Net asset value, beginning of year	$8.65		$8.72		$9.74		$9.20	$9.93

Activity from investment operations:
Net investment income (1)	0.35		0.25		0.14		0.14	0.18
Net realized and unrealized gain (loss) on investments	0.16		(0.05)		(0.99)		0.55	(0.72)
Total from investment operations	0.51		0.20		(0.85)		0.69	(0.54)

Less distributions from:
Net investment income	(0.32)		(0.27)		(0.17)		(0.15)	(0.19)
Total distributions	(0.32)		(0.27)		(0.17)		(0.15)	(0.19)

Net asset value, end of year	$8.84		$8.65		$8.72		$9.74	$9.20

Total return (2)	5.93%		2.35%		(8.87)%		7.50%	(5.54)%

Net assets, at end of year (000s)	$67,193		$36,474		$42,439		$54,631	$77,885

Ratio of expenses to average net assets (3)	1.52	%(5)	1.57	%(5)	1.51	%(5)	1.45%	1.36%
Ratio of net investment income to average net assets (3,4)	3.96	%(5)	2.95	%(5)	1.54	%(5)	1.43%	1.80%
Portfolio Turnover Rate	340%		430%		545%		205%	221%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Including fees waived by the Advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	1.53%	1.60%	1.53%	N/A	N/A
Net investment income to average net assets	3.95%	2.92%	1.52%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.20	$8.56	$9.15	$7.01	$8.43

Activity from investment operations:
Net investment income (1)	0.11	0.12	0.15	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.58	(0.36)	(0.58)	2.35	(1.41)
Total from investment operations	0.69	(0.24)	(0.43)	2.48	(1.28)

Less distributions from:
Net investment income	(0.12)	(0.12)	(0.16)	(0.34)	(0.14)
Total distributions	(0.12)	(0.12)	(0.16)	(0.34)	(0.14)

Paid-in-Capital From Redemption Fees (1)	-	-	-	-	0.00 (2)

Net asset value, end of year	$8.77	$8.20	$8.56	$9.15	$7.01

Total return (3)	8.44%	(2.81)%	(4.82)%	36.34%	(15.48)%

Net assets, at end of year (000s)	$6,184	$7,982	$11,406	$14,488	$17,009

Ratio of expenses to average net assets before fee waivers/recapture (4)	2.26%	2.02%	1.81%	1.83%	1.66%
Ratio of net expenses to average net assets after fee waivers/recapture (4,5)	2.25%	2.02%	1.81%	1.83%	1.66%
Ratio of net investment income to average net assets (4,5)	1.36%	1.36%	1.66%	1.65%	1.70%
Portfolio Turnover Rate	285%	193%	156%	309%	253%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Amount is less than $0.01.
(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.
(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.13	$8.49	$9.08	$6.94	$8.38

Activity from investment operations:
Net investment income (1)	0.05	0.05	0.08	0.07	0.07
Net realized and unrealized gain (loss) on investments	0.57	(0.35)	(0.58)	2.33	(1.41)
Total from investment operations	0.62	(0.30)	(0.50)	2.40	(1.34)

Less distributions from:
Net investment income	(0.06)	(0.06)	(0.09)	(0.26)	(0.10)
Total distributions	(0.06)	(0.06)	(0.09)	(0.26)	(0.10)

Net asset value, end of year	$8.69	$8.13	$8.49	$9.08	$6.94

Total return (2)	7.63%	(3.58)%	(5.58)%	35.42%	(16.15)%

Net assets, at end of year (000s)	$3,944	$4,987	$6,729	$9,174	$12,788

Ratio of expenses to average net assets before fee waivers/recapture (3)	3.01%	2.77%	2.56%	2.58%	2.41%
Ratio of net expenses to average net assets after fee waivers/recapture (3)	3.00%	2.77%	2.56%	2.58%	2.41%
Ratio of net investment income to average net assets (3,4)	0.60%	0.60%	0.90%	0.89%	0.96%
Portfolio Turnover Rate	285%	193%	156%	309%	253%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.
(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$8.15		$8.52		$9.11	$6.99	$8.39

Activity from investment operations:
Net investment income (1)	0.13		0.14		0.18	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.59		(0.37)		(0.59)	2.34	(1.40)
Total from investment operations	0.72		(0.23)		(0.41)	2.49	(1.25)

Less distributions from:
Net investment income	(0.14)		(0.14)		(0.18)	(0.37)	(0.15)
Total distributions	(0.14)		(0.14)		(0.18)	(0.37)	(0.15)

Net asset value, end of year	$8.73		$8.15		$8.52	$9.11	$6.99

Total return (2)	8.89	%(3)	(2.68	)%(3)	(4.60)%	36.60%	(15.19)%

Net assets, at end of year (000s)	$12,042		$17,228		$19,314	$24,408	$28,164

Ratio of expenses to average net assets before fee waivers/recapture (4)	2.01%		1.77%		1.56%	1.58%	1.41%
Ratio of net expenses to average net assets after fee waivers/recapture (4)	2.00%		1.77%		1.56%	1.58%	1.41%
Ratio of net investment income to average net assets (4,5)	1.60%		1.63%		1.90%	1.89%	1.95%
Portfolio Turnover Rate	285%		193%		156%	309%	253%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.88	$10.49	$12.32	$7.76	$10.38

Activity from investment operations:
Net investment loss (1)	(0.15)	(0.08)	(0.15)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments	3.23	0.47	(1.68)	4.66	(2.11)
Total from investment operations	3.08	0.39	(1.83)	4.56	(2.17)

Less distributions from:
Net realized gains	-	-	-	-	(0.45)
Return of capital	-	-	-	-	(0.00	)(2)
Total distributions	-	-	-	-	(0.45)

Net asset value, end of year	$13.96	$10.88	$10.49	$12.32	$7.76

Total return (3)	28.31%	3.72%	(14.85)%	58.76%	(21.99)%

Net assets, at end of year (000s)	$872	$864	$1,088	$1,555	$1,314

Ratio of expenses to average net assets before fee waivers/recapture (4)	3.05%	3.05%	2.64%	2.46%	1.97%
Ratio of net expenses after waiver/recapture to average net assets (4)	2.25%	2.25%	2.25%	2.25%	1.97%
Ratio of net investment loss to average net assets (4,5)	(1.30)%	(0.76)%	(1.23)%	(0.98)%	(0.56)%
Portfolio Turnover Rate	214%	296%	222%	400%	428%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Amount is less than $0.01.
(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		June 30,	June 30,	June 30,	June 30,
	2024		2023	2022	2021	2020
Net asset value, beginning of year	$10.35		$10.06	$11.90	$7.55	$10.19

Activity from investment operations:
Net investment loss (1)	(0.23)		(0.15)	(0.22)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	3.06		0.44	(1.62)	4.52	(2.06)
Total from investment operations	2.83		0.29	(1.84)	4.35	(2.19)

Less distributions from:
Net realized gains	-		-	-	-	(0.45)
Return of capital	-		-	-	-	(0.00	)(2)
Total distributions	-		-	-	-	(0.45)

Net asset value, end of year	$13.18		$10.35	$10.06	$11.90	$7.55

Total return (3)	27.34	%(6)	2.88%	(15.46)%	57.62%	(22.61)%

Net assets, at end of year (000s)	$619		$605	$796	$1,205	$2,223

Ratio of expenses to average net assets before fee waivers (4)	3.80%		3.80%	3.39%	3.21%	2.72%
Ratio of net expenses after waiver to average net assets (4)	3.00%		3.00%	3.00%	3.00%	2.72%
Ratio of net investment loss to average net assets (4,5)	(2.05)%		(1.51)%	(1.94)%	(1.76)%	(1.35)%
Portfolio Turnover Rate	214%		296%	222%	400%	428%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Amount is less than $0.01.
(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(4)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment
(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.04	$10.62	$12.44	$7.82	$10.42

Activity from investment operations:
Net investment loss (1)	(0.13)	(0.05)	(0.12)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	3.29	0.47	(1.70)	4.69	(2.12)
Total from investment operations	3.16	0.42	(1.82)	4.62	(2.15)

Less distributions from:
Net realized gains	-	-	-	-	(0.45)
Return of capital	-	-	-	-	(0.00	)(2)
Total distributions	-	-	-	-	(0.45)

Net asset value, end of year	$14.20	$11.04	$10.62	$12.44	$7.82

Total return (3)	28.62%	3.95%	(14.63)%	59.08%	(21.70)%

Net assets, at end of year (000s)	$8,590	$7,990	$9,361	$13,344	$14,110

Ratio of expenses to average net assets before fee waivers/recapture (4)	2.80%	2.80%	2.39%	2.21%	1.72%
Ratio of net expenses after waiver/recapture to average net assets (4)	2.00%	2.00%	2.00%	2.00%	1.72%
Ratio of net investment loss to average net assets (4,5)	(1.06)%	(0.51)%	(0.95)%	(0.74)%	(0.31)%
Portfolio Turnover Rate	214%	296%	222%	400%	428%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Amount is less than $0.01.
(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		June 30,	June 30,	June 30,	June 30,
	2024		2023	2022	2021	2020
Net asset value, beginning of year	$9.81		$9.82	$10.14	$9.53	$9.93

Activity from investment operations:
Net investment income (1)	0.87		0.17	0.17	0.25	0.30
Net realized and unrealized gain (loss) on investments	0.02		0.05	(0.38)	0.63	(0.51)
Total from investment operations	0.89		0.22	(0.21)	0.88	(0.21)

Less distributions from:
Net investment income	(0.83)		(0.23)	(0.11)	(0.27)	(0.19)
Total distributions	(0.83)		(0.23)	(0.11)	(0.27)	(0.19)

Net asset value, end of year	$9.87		$9.81	$9.82	$10.14	$9.53

Total return (2)	9.42	%(6)	2.23%	(2.14)%	9.25%	(2.14)%

Net assets, at end of year (000s)	$121	(3)	$110	$20	$106	$97

Ratio of expenses to average net assets (4)	1.37%		1.33%	1.32%	1.41%	1.40%
Ratio of net investment income to average net assets (4,5)	8.77%		1.71%	1.66%	2.50%	3.00%
Portfolio Turnover Rate	126%		404%	358%	148%	412%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(3)	Less than $1,000.
(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which
(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	June 30,		June 30,	June 30,	June 30,		June 30,
	2024		2023	2022	2021		2020
Net asset value, beginning of year	$9.55		$9.71	$10.04	$9.42		$9.86

Activity from investment operations:
Net investment income (1)	0.64		0.24	0.06	0.18		0.15
Net realized and unrealized gain (loss) on investments	0.02		(0.18)	(0.34)	0.61		(0.44)
Total from investment operations	0.66		0.06	(0.28)	0.79		(0.29)

Less distributions from:
Net investment income	(0.70)		(0.22)	(0.05)	(0.17)		(0.15)
Total distributions	(0.70)		(0.22)	(0.05)	(0.17)		(0.15)

Net asset value, end of year	$9.51		$9.55	$9.71	$10.04		$9.42

Total return (2)	7.16	%(5)	0.67%	(2.84)%	8.58	%(5)	(2.94)%

Net assets, at end of year (000s)	$723		$662	$679	$722		$531

Ratio of expenses to average net assets (3)	2.12%		2.08%	2.07%	2.16%		2.15%
Ratio of net investment income to average net assets (3,4)	6.70%		2.52%	0.58%	1.77%		1.57%
Portfolio Turnover Rate	126%		404%	358%	148%		412%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.63	$9.79	$10.12	$9.51	$9.97

Activity from investment operations:
Net investment income (1)	0.75	0.33	0.14	0.28	0.27
Net realized and unrealized gain (loss) on investments	0.02	(0.17)	(0.34)	0.63	(0.46)
Total from investment operations	0.77	0.16	(0.20)	0.91	(0.19)

Less distributions from:
Net investment income	(0.80)	(0.32)	(0.13)	(0.30)	(0.27)
Total distributions	(0.80)	(0.32)	(0.13)	(0.30)	(0.27)

Net asset value, end of year	$9.60	$9.63	$9.79	$10.12	$9.51

Total return (2)	8.24%	1.67%	(1.96)%	9.61%	(1.93)%

Net assets, at end of year (000s)	$87,604	$90,831	$87,675	$63,391	$56,331

Ratio of expenses to average net assets (3)	1.12%	1.08%	1.07%	1.16%	1.15%
Ratio of net investment income to average net assets (3,4)	7.70%	3.40%	1.37%	2.76%	2.79%
Portfolio Turnover Rate	126%	404%	358%	148%	412%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which th
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

1. ORGANIZATION

The Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Allocation Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Donoghue Forlines Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Donoghue Forlines Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Donoghue Forlines Risk Managed Income Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Donoghue Forlines Momentum Fund commenced operations on December 23, 2016. The Donoghue Forlines Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018. The Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, and Donoghue Forlines Risk Managed Income Fund are “fund of funds”, in that they will generally invest in other investment companies.

The Funds’ investment objectives are as follows:

Donoghue Forlines Tactical Allocation Fund – long-term capital appreciation.

Donoghue Forlines Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum Fund – capital growth with a secondary objective of generating income.

Donoghue Forlines Risk Managed Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller‐sized bond positions known as “odd lots” and larger institutional‐sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for the Funds’ investments measured at fair value:

Donoghue Forlines Tactical Allocation Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Assets Value**	Total
Exchange-Traded Funds	$24,728,183	$-	$-	$-	$24,728,183
Open End Funds	1,494,041	-	-	-	1,494,041
Money Market Fund	339,797	-	-	-	339,797
Total	$26,562,021	$-	$-	$-	$26,562,021

Donoghue Forlines Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value**	Total
Exchange-Traded Funds	$62,089,929	$-	$-	$-	$62,089,929
Open End Funds	7,795,836	-	-	-	7,795,836
Money Market Fund	1,006,357	-	-	-	1,006,357
Total	$70,892,122	$-	$-	$-	$70,892,122

Donoghue Forlines Dividend Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value**	Total
Common Stock	$21,927,376	$-	$-	$-	$21,927,376
Collateral For Securities Loaned	-	-	-	2,442,123	2,442,123
Money Market Funds	358,667	-	-	-	358,667
Total	$22,286,043	$-	$-	$2,442,123	$24,728,166

Donoghue Forlines Momentum Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value**	Total
Common Stock	$9,904,291	$-	$-	$-	$9,904,291
Collateral For Securities Loaned	-	-	-	1,071,807	1,071,807
Money Market Fund	269,073	-	-	-	269,073
Total	$10,173,364	$-	$-	$1,071,807	$11,245,171

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Donoghue Forlines Risk Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value**	Total
Exchange-Traded Funds	$42,998,224	$-	$-	$-	$42,998,224
Open End Funds	43,624,921	-	-	-	43,624,921
Collateral For Securities Loaned	-	-	-	3,370,125	3,370,125
Money Market Fund	418,316	-	-	-	418,316
Total	$87,041,461	$-	$-	$3,370,125	$90,411,586

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for security or industry classifications.
**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2021 - 2023 or expected to be taken in the Funds’ June 30, 2024, tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Donoghue Forlines Tactical Allocation Fund	$51,914,978	$55,188,215
Donoghue Forlines Tactical Income Fund	234,127,754	204,890,203
Donoghue Forlines Dividend Fund	72,301,319	81,143,835
Donoghue Forlines Momentum Fund	23,741,196	26,462,006
Donoghue Forlines Risk Managed Income Fund	87,233,546	90,960,764

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Tactical Income Fund, Donoghue Forlines Dividend Fund and Donoghue Forlines Momentum Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Forlines Risk Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, Donoghue Forlines Tactical Allocation Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the year ended June 30, 2024, the Advisor earned fees as follows:

Management Fee
Donoghue Forlines Tactical Allocation Fund	$201,780
Donoghue Forlines Tactical Income Fund	636,094
Donoghue Forlines Dividend Fund	256,124
Donoghue Forlines Momentum Fund	112,423
Donoghue Forlines Risk Managed Income Fund	483,823

The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2024, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees, contractual indemnification of Funds’ service providers (other than the Advisor) will not exceed 2.25%, 3.00% and 2.00% of all Funds except, Donoghue Forlines Tactical Allocation Fund, will not exceed 1.45%, 2.20% and 1.20% of the average daily net assets for Class A, Class C, and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement.

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

During the year ended June 30, 2024 the following funds waived fees pursuant to the expense limitation agreement.

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$98,406
Donoghue Forlines Dividend Fund	3,742
Donoghue Forlines Momentum Fund	91,184

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	June 30, 2025	June 30, 2026	June 30, 2027	Total
Donoghue Forlines Tactical Allocation Fund	$35,277	$73,701	$98,406	$207,384
Donoghue Forlines Dividend Fund	-	-	3,742	3,742
Donoghue Forlines Momentum Fund	57,849	81,946	91,184	230,979

Pursuant to an exemptive order, each Fund may invest a portion of its assets in other funds managed by the Advisor. During the year ended June 30, 2024 the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Tactical Allocation Fund invested in the Donoghue Forlines Innovation ETF and the Donoghue Forlines Yield Enhanced Real Asset ETF which are sub-advised by the Advisor. The Advisor waived a portion of its advisory fee based on the Fund’s investment in the above-mentioned funds as follows:

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$27,958
Donoghue Forlines Tactical Income Fund	8,750

The fees waived shown in the table above are not subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended June 30, 2024 the Funds incurred distribution fees as follows:

	Class A	Class C
Donoghue Forlines Tactical Allocation Fund	$15,669	$6,523
Donoghue Forlines Tactical Income Fund	7,343	9,191
Donoghue Forlines Dividend Fund	17,403	42,513
Donoghue Forlines Momentum Fund	2,019	6,227
Donoghue Forlines Risk Managed Income Fund	-	7,092

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the June ended June 30, 2024 the Distributor received underwriter commissions as follows:

	Underwriter Commissions	Amount Retained By Principal Underwriter
Donoghue Forlines Tactical Allocation Fund	$125	$19
Donoghue Forlines Tactical Income Fund	1,752	265
Donoghue Forlines Dividend Fund	161	25
Donoghue Forlines Momentum Fund	-	-
Donoghue Forlines Risk Managed Income Fund	-	-

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at June 30, 2024 are noted in the Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Donoghue Forlines Tactical Allocation Fund

	Fair Value Beginning of Year	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value End of Period	Dividend Credited to Income	Shares End of Year
Donoghue Forlines Innovation ETF	$4,208,585	$2,357,278	$(3,371,548)	$234,163	$774,142	$4,202,620	$35,336	133,127
Donoghue Forlines Yield Enhanced Real Asset ETF	4,177,433	2,030,282	(2,165,819)	115,303	503,603	4,660,802	196,252	154,602
Veridien Climate Action ETF	-	3,537,376	(891,898)	(64,390)	(49,698)	2,531,390	11,938	132,820
				$285,076	$1,228,047	$11,394,812	$243,526

Donoghue Forlines Tactical Income Fund

	Fair Value Beginning of Year	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value End of Period	Dividend Credited to Income	Shares End of Year
Donoghue Forlines Yield Enhanced Real Asset ETF	$2,034,722	$4,569,781	$(7,011,090)	$456,347	$(49,760)	$-	$179,841	-

6. SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2024:

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged	Pledged Collateral Received *	Net Amount of Assets
Donoghue Forlines Dividend Fund
Description:
Securities Loaned	$2,381,174	$-	$2,381,174	$-	$2,381,174	$-
Total	$2,381,174	$-	$2,381,174	$-	$2,381,174	$-

Donoghue Forlines Momentum Fund
Description:
Securities Loaned	$1,042,374	$-	$1,042,374	$-	$1,042,374	$-
Total	$1,042,374	$-	$1,042,374	$-	$1,042,374	$-

Donoghue Forlines Risk Managed Income Fund
Description:
Securities Loaned	$3,296,337	$-	$3,296,337	$-	$3,296,337	$-
Total	$3,296,337	$-	$3,296,337	$-	$3,296,337	$-

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of June 30, 2024:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Dividend Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$2,442,123

Donoghue Forlines Momentum Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$1,071,807

Donoghue Forlines Risk Managed Income Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$3,370,125

The fair value of the securities loaned for Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund totaled $2,381,174, $1,042,374, and $3,296,337 at June 30, 2024, respectively. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $2,442,123, $1,071,807, and $3,370,125 for the Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund at June 30, 2024, respectively. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statements of Assets and Liabilities.

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2024, and June 30, 2023 was as follows:

	For the period ended June 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Donoghue Forlines Tactical Allocation Fund	$735,035	$-	$-	$735,035
Donoghue Forlines Tactical Income Fund	2,520,070	-	-	2,520,070
Donoghue Forlines Dividend Fund	358,817	-	-	358,817
Donoghue Forlines Momentum Fund	-	-	-	-
Donoghue Forlines Risk Managed Income Fund	5,684,105	-	-	5,684,105

	For the period ended June 30, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Donoghue Forlines Tactical Allocation Fund	$762,668	$-	$-	$762,668
Donoghue Forlines Tactical Income Fund	1,294,931	-	-	1,294,931
Donoghue Forlines Dividend Fund	492,045	-	-	492,045
Donoghue Forlines Momentum Fund	-	-	-	-
Donoghue Forlines Risk Managed Income Fund	2,762,523	-	-	2,762,523

As of June 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Donoghue Forlines Tactical Allocation Fund	$5,758	$-	$(5,074,278)	$-	$-	$1,748,437	$(3,320,083)
Donoghue Forlines Tactical Income Fund	3,737	-	(21,593,573)	-	-	(172,523)	(21,762,359)
Donoghue Forlines Dividend Fund	165,101	-	(121,893,785)	-	-	1,019,302	(120,709,382)
Donoghue Forlines Momentum Fund	-	582,686	-	-	(84,740)	1,441,682	1,939,628
Donoghue Forlines Risk Managed Income Fund	65,054	-	(5,817,113)	-	-	403,674	(5,348,385)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships, and Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Donoghue Forlines Momentum Fund incurred and elected to defer such late year losses of $84,740.

At June 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

Fund	Short-Term	Long-Term	Total	CLCF
Donoghue Forlines Tactical Allocation Fund	$4,286,560	$787,718	$5,074,278	179,242
Donoghue Forlines Tactical Income Fund	20,840,926	752,647	21,593,573	433,404
Donoghue Forlines Dividend Fund	89,936,657	31,957,128	121,893,785	-
Donoghue Forlines Momentum Fund	-	-	-	1,966,426
Donoghue Forlines Risk Managed Income Fund	5,582,757	234,356	5,817,113	-

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, and use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024, as follows:

Donoghue Forlines Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Fund	Paid In Capital	Accumulated Earnings (Losses)
Donoghue Forlines Tactical Allocation Fund	$-	$-
Donoghue Forlines Tactical Income Fund	-	-
Donoghue Forlines Dividend Fund	-	-
Donoghue Forlines Momentum Fund	(1,435)	1,435
Donoghue Forlines Risk Managed Income Fund	-	-

8. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Donoghue Forlines Tactical Allocation Fund	$24,813,584	$1,888,952	$(140,515)	$1,748,437
Donoghue Forlines Tactical Income Fund	71,064,645	59,395	(231,918)	(172,523)
Donoghue Forlines Dividend Fund	23,708,864	1,737,361	(718,059)	1,019,302
Donoghue Forlines Momentum Fund	9,803,489	1,568,329	(126,647)	1,441,682
Donoghue Forlines Risk Managed Income Fund	90,007,912	503,511	(99,837)	403,674

9. INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Donoghue Forlines Tactical Income Fund (the “Fund”) currently invests a portion of its assets in the SPDR Portfolio Aggregate Bond ETF, and the SPDR Portfolio Intermediate Term Treasury ETF. The Fund may redeem its investment in the above-mentioned funds at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the above mentioned funds. The financial statements of the above-mentioned funds, including their portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2024, the percentage of the net assets invested in each fund were as follows.

Underlying Investment	% of Net Assets
SPDR Portfolio Aggregate Bond ETF	32.66%
SPDR Portfolio Intermediate Term Treasury ETF	32.74%

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Charles Schwab & Co, Inc.	Donoghue Forlines Tactical Allocation Fund	27.68%
Matrix Trust Company	Donoghue Forlines Tactical Allocation Fund	50.59%
National Financial Services	Donoghue Forlines Tactical Income Fund	45.06%
Matrix Trust Company	Donoghue Forlines Momentum Fund	51.51%
National Financial Services	Donoghue Forlines Risk Managed Income Fund	67.58%

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust and the Shareholders of Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund (collectively, the “Funds”), each a fund constituting the Northern Lights Fund Trust (the “Trust”), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

August 29, 2024

We have served as the auditor of one or more Donoghue Forlines Funds investment companies since 2018.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf

Kevin E. Wolf

Principal Executive Officer

Date:	9/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf

Kevin E. Wolf

Principal Executive Officer

Date:	9/3/2024

By	/s/ Jim Colantino

Jim Colantino

Principal Financial Officer

Date:	9/3/2024